Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short term loans	$ 70,424	$ 6,227,165
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Short term loans	70,424	4,777,301
Government Loan [Member]
Short-Term Debt [Line Items]
Short term loans		$ 1,449,864